Property, Plant and Equipment, Intangible Assets and Goodwill (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Schedule of Property, Plant and Equipment

The Company’s property, plant and equipment consisted of the following classes of assets at March 31, 2015 and December 31, 2014, respectively:

(In thousands)	March 31, 2015	December 31, 2014
Land, buildings and improvements	$698,642	$731,925
Structures	2,961,735	2,999,582
Towers, transmitters and studio equipment	457,517	453,044
Furniture and other equipment	544,002	536,255
Construction in progress	68,030	95,671

	4,729,926	4,816,477
Less: accumulated depreciation	2,144,136	2,117,413

Other property, plant and equipment, net	$2,585,790	$2,699,064

The Company’s property, plant and equipment consisted of the following classes of assets at December 31, 2014 and 2013, respectively.

(In thousands)	December 31, 2014	December 31, 2013
Land, buildings and improvements	$731,925	$723,268
Structures	2,999,582	3,021,152
Towers, transmitters and studio equipment	453,044	440,612
Furniture and other equipment	536,255	473,995
Construction in progress	95,671	123,814

	4,816,477	4,782,841
Less: accumulated depreciation	2,117,413	1,885,211

Property, plant and equipment, net	$2,699,064	$2,897,630

Schedule Of Other Intangible Assets

The following table presents the gross carrying amount and accumulated amortization for each major class of other intangible assets at March 31, 2015 and December 31, 2014, respectively:

(In thousands)	March 31, 2015		December 31, 2014
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Transit, street furniture and other outdoor contractual rights	$666,821	$(445,797)	$716,723	$(476,523)
Customer / advertiser relationships	1,222,518	(800,930)	1,222,518	(765,596)
Talent contracts	319,384	(231,083)	319,384	(223,936)
Representation contracts	240,017	(211,229)	238,313	(206,338)
Permanent easements	171,238	—	171,271	-
Other	388,247	(177,705)	388,160	(177,249)

Total	$3,008,225	$(1,866,744)	$3,056,369	$(1,849,642)

The following table presents the gross carrying amount and accumulated amortization for each major class of other intangible assets at December 31, 2014 and 2013, respectively:

(In thousands)	December 31, 2014		December 31, 2013
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Transit, street furniture and other outdoor contractual rights	$716,723	$(476,523)	$777,521	$(464,548)
Customer / advertiser relationships	1,222,518	(765,596)	1,212,745	(645,988)
Talent contracts	319,384	(223,936)	319,617	(195,403)
Representation contracts	238,313	(206,338)	252,961	(200,058)
Permanent easements	171,271	-	173,753	-
Other	388,160	(177,249)	387,405	(151,459)

Total	$3,056,369	$(1,849,642)	$3,124,002	$(1,657,456)

Schedule Of Future Amortization Expenses

The following table presents the Company’s estimate of amortization expense for each of the five succeeding fiscal years for definite-lived intangible assets:

(In thousands)
2016	$222,529
2017	199,136
2018	126,019
2019	41,451
2020	35,217

The following table presents the Company’s estimate of amortization expense for each of the five succeeding fiscal years for definite-lived intangible assets:

(In thousands)
2015	$236,019
2016	219,485
2017	197,061
2018	127,730
2019	42,274

Schedule Of Changes In Carrying Amount Of Goodwill

The following table presents the changes in the carrying amount of goodwill in each of the Company’s reportable segments:

(In thousands)	iHM	Americas Outdoor Advertising	International Outdoor Advertising	Other	Consolidated
Balance as of December 31, 2013	$3,234,807	$585,227	$264,907	$117,246	$4,202,187
Acquisitions	17,900	-	-	299	18,199
Foreign currency	-	(653)	(32,369)	-	(33,022)
Other	60	-	-	-	60

Balance as of December 31, 2014	$3,252,767	$584,574	$232,538	$117,545	$4,187,424
Acquisitions	-	-	-	-	-
Foreign currency	-	(167)	(16,625)	-	(16,792)
Other	-	-	-	-	-

Balance as of March 31, 2015	$3,252,767	$584,407	$215,913	$117,545	$4,170,632

The following table presents the changes in the carrying amount of goodwill in each of the Company’s reportable segments:

(In thousands)	iHM	Americas Outdoor Advertising	International Outdoor Advertising	Other	Consolidated
Balance as of December 31, 2012	$3,236,688	$585,307	$276,941	$117,149	$4,216,085
Impairment	-	-	(10,684)	-	(10,684)
Acquisitions	-	-	-	97	97
Dispositions	-	-	(456)	-	(456)
Foreign currency	-	(80)	(894)	-	(974)
Other	(1,881)	-	-	-	(1,881)

Balance as of December 31, 2013	$3,234,807	$585,227	$264,907	$117,246	$4,202,187
Acquisitions	17,900	-	-	299	18,199
Foreign currency	-	(653)	(32,369)	-	(33,022)
Other	60	-	-	-	60

Balance as of December 31, 2014	$3,252,767	$584,574	$232,538	$117,545	$4,187,424